Stock-Based Payments - Summary of Status of Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Outstanding at beginning of year (in shares)	6,657,268	5,468,605
Granted	951,300	2,417,600
Exercised (in shares)	(37,700)	(20,134)
Cancelled (in shares)	(43,716)	(1,208,803)
Outstanding at end of period (in shares)	7,527,152	6,657,268	5,468,605
Options exercisable	4,081,501	3,736,652
Outstanding at beginning of year (in dollars per share)	$ 8.27	$ 8.9
Granted	1.59	7.69
Options exercised, weighted average exercise price	0.04	7.77
Cancelled (in dollars per share)	9.93	10
Outstanding at end of period (in dollars per share)	7.45	8.27	$ 8.9
Options exercisable	$ 9.01	$ 8.86
Remaining Contractual Life, Outstanding	6 years 10 months 24 days	7 years 2 months 12 days	7 years 2 months 12 days
Remaining Contractual Life, Exercisable	5 years 4 months 24 days	5 years 9 months 18 days
Aggregate Intrinsic Value	$ 26	$ 494	$ 13,124
Aggregate Intrinsic Value, Options Exercisable	$ 26	$ 494